Commitments & Contingencies - Extensions of Credit (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 1.7	$ 2.1
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 3.2	$ 3.4